Loans - Schedule of Outstanding Balances of Loans (Details)		12 Months Ended
		Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2025 HKD ($)
Schedule of Outstanding Balances of Loans [Line Items]
Total bank loans		$ 5,489,197	$ 50,581,747	$ 42,710,894
Less: current portion of bank loans		(4,739,515)	(42,798,782)	(36,877,694)
Bank loans – non-current, net		$ 749,682	7,782,965	5,833,200
Bank Loans [Member] | Standard Chartered Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total bank loans			22,675,250	21,920,779
Collateral/Guarantee	[1]
Bank Loans [Member] | Bank of China [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total bank loans			$ 290,574	1,000,000
Maturity Date		Nov. 13, 2025	Oct. 08, 2025
Effective Interest Rate			7.05%
Collateral/Guarantee
Bank Loans [Member] | Standard Chartered Bank One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total bank loans			$ 1,565,125	4,152,339
Maturity Date		Dec. 15, 2025	Oct. 07, 2025
Collateral/Guarantee
Bank Loans [Member] | Standard Chartered Bank Two [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total bank loans			$ 3,131,776	1,000,000
Maturity Date		Nov. 28, 2025	Oct. 23, 2025
Collateral/Guarantee
Bank Loans [Member] | Standard Chartered Bank Three [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total bank loans			$ 1,566,229	3,000,000
Maturity Date		Dec. 29, 2025	Oct. 28, 2025
Collateral/Guarantee
Bank Loans [Member] | Standard Chartered Bank Four [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total bank loans			$ 3,000,000	312,500
Maturity Date		Dec. 15, 2025	Oct. 23, 2025
Collateral/Guarantee
Bank Loans [Member] | Standard Chartered Bank Five [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total bank loans			$ 3,000,000	4,393,687
Maturity Date		Oct. 31, 2031	Oct. 30, 2025
Collateral/Guarantee
Bank Loans [Member] | Standard Chartered Bank Six [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total bank loans			$ 1,562,500	2,931,589
Maturity Date		Apr. 20, 2029	Dec. 15, 2025
Collateral/Guarantee
Bank Loans [Member] | Standard Chartered Bank Seven [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total bank loans			$ 5,096,677
Maturity Date			Oct. 31, 2031
Collateral/Guarantee
Bank Loans [Member] | Standard Chartered Bank Eight [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total bank loans			$ 3,693,616
Maturity Date			Apr. 20, 2029
Collateral/Guarantee
Bank Loans [Member] | Bank of China One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total bank loans			$ 1,000,000	2,000,000
Maturity Date		Dec. 08, 2025	Oct. 14, 2025
Collateral/Guarantee
Bank Loans [Member] | Bank of China Two [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total bank loans			$ 2,000,000	1,000,000
Maturity Date		Dec. 22, 2025	Oct. 07, 2025
Collateral/Guarantee
Bank Loans [Member] | Bank of China Three [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total bank loans			$ 1,000,000	1,000,000
Maturity Date		Dec. 04, 2025	Oct. 07, 2025
Collateral/Guarantee
Bank Loans [Member] | Bank of China Four [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total bank loans			$ 1,000,000
Maturity Date			Oct. 02, 2025
Collateral/Guarantee
Maximum [Member] | Bank Loans [Member] | Standard Chartered Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		7.30%	8.00%
Maximum [Member] | Bank Loans [Member] | Bank of China [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		5.69%
Maximum [Member] | Bank Loans [Member] | Standard Chartered Bank One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		7.71%	5.38%
Maximum [Member] | Bank Loans [Member] | Standard Chartered Bank Two [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		3.25%	5.38%
Maximum [Member] | Bank Loans [Member] | Standard Chartered Bank Three [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		3.25%	5.38%
Maximum [Member] | Bank Loans [Member] | Standard Chartered Bank Four [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		3.63%	3.88%
Maximum [Member] | Bank Loans [Member] | Standard Chartered Bank Five [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		6.34%	3.88%
Maximum [Member] | Bank Loans [Member] | Standard Chartered Bank Six [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		3.63%	3.63%
Maximum [Member] | Bank Loans [Member] | Standard Chartered Bank Seven [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate			7.27%
Maximum [Member] | Bank Loans [Member] | Standard Chartered Bank Eight [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate			3.63%
Maximum [Member] | Bank Loans [Member] | Bank of China One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		5.84%	6.85%
Maximum [Member] | Bank Loans [Member] | Bank of China Two [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		5.86%	6.80%
Maximum [Member] | Bank Loans [Member] | Bank of China Three [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		5.84%	6.80%
Maximum [Member] | Bank Loans [Member] | Bank of China Four [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate			6.69%
Minimum [Member] | Bank Loans [Member] | Standard Chartered Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		6.70%	7.30%
Minimum [Member] | Bank Loans [Member] | Bank of China [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		2.85%
Minimum [Member] | Bank Loans [Member] | Standard Chartered Bank One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		7.35%	5.13%
Minimum [Member] | Bank Loans [Member] | Standard Chartered Bank Two [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		3.00%	5.13%
Minimum [Member] | Bank Loans [Member] | Standard Chartered Bank Three [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		3.00%	5.13%
Minimum [Member] | Bank Loans [Member] | Standard Chartered Bank Four [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		2.75%	3.63%
Minimum [Member] | Bank Loans [Member] | Standard Chartered Bank Five [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		2.35%	3.63%
Minimum [Member] | Bank Loans [Member] | Standard Chartered Bank Six [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		3.00%	3.13%
Minimum [Member] | Bank Loans [Member] | Standard Chartered Bank Seven [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate			1.81%
Minimum [Member] | Bank Loans [Member] | Standard Chartered Bank Eight [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate			3.13%
Minimum [Member] | Bank Loans [Member] | Bank of China One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		2.89%	5.97%
Minimum [Member] | Bank Loans [Member] | Bank of China Two [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		3.19%	6.14%
Minimum [Member] | Bank Loans [Member] | Bank of China Three [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate		3.19%	6.14%
Minimum [Member] | Bank Loans [Member] | Bank of China Four [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Effective Interest Rate			6.19%

[1]	On July 14, 2017, the Company entered into a factoring agreement with Standard Chartered Bank to sell the accounts receivable of the Company’s customers with total limits of HKD28,000,000. Under the agreement, when the Company sells accounts receivable to Standard Chartered Bank, the bank prepays approximately 90% of accounts receivable to the Company. The Company is obliged to bear the default risk of the transferred accounts receivable but is liable for the losses incurred in any business dispute.